Significant Accounting Policies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) Segment
Significant Accounting Policies [Abstract]
Number of reportable segments | Segment	1
Other Current Assets [Member]
Significant Accounting Policies [Abstract]
EU allowances due from charterers, current	$ 53
Due from Related Parties, Non-Current [Member]
Significant Accounting Policies [Abstract]
EU allowances held by Seanergy Shipmanagement, non-current	333
Accrued Liabilities [Member]
Significant Accounting Policies [Abstract]
EU allowances liability, current	10
Other Liabilities, Non-Current [Member]
Significant Accounting Policies [Abstract]
EU allowances liability, non-current	$ 524